Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of accounts receivable, net
Accounts receivable, net consists of the following at December 31:

In millions	2018	2017
Trade receivables	$6,896	$7,895
Vendor and manufacturer receivables	7,655	5,109
Premium receivables	2,259	31
Other receivables	821	146
Total accounts receivable, net	$17,631	$13,181

Schedule of allowance for doubtful accounts
The activity in the allowance for doubtful accounts receivable for the years ended December 31 is as follows:

In millions	2018	2017	2016
Beginning balance	$307	$286	$161
Additions charged to bad debt expense	256	177	221
Write-offs charged to allowance	(70)	(156)	(96)
Ending balance	$493	$307	$286

Schedule of property and equipment
Property and equipment consists of the following at December 31:

In millions	2018	2017
Land	$1,872	$1,707
Building and improvements	3,785	3,343
Fixtures and equipment	13,028	11,963
Leashold improvements	5,384	4,793
Software	2,800	2,484
Total property and equipment	26,869	24,290
Accumulated depreciation and amortization	(15,520)	(13,998)
Property and equipment, net	$11,349	$10,292

The amount of property and equipment under capital leases at December 31 is as follows:

In millions	2018	2017
Property and equipment under capital leases	$582	$588
Accumulated amortization of property and equipment under capital leases	(163)	(140)
Property and equipment under capital leases, net	$419	$448

Schedule of changes in redeemable noncontrolling interest
Below is a summary of the changes in redeemable noncontrolling interest for the year ended December 31, 2016:

In millions
Beginning balance	$39
Net income attributable to noncontrolling interest	1
Distributions	(2)
Purchase of noncontrolling interest	(39)
Reclassification to capital surplus in connection with purchase of noncontrolling interest	1
Ending balance	$—

Schedule of disaggregation of revenue
The following table disaggregates the Company’s revenue by major source in each segment for the year ended December 31, 2018:

	Pharmacy	Retail/	Health Care	Corporate/	Intersegment	Consolidated
In millions	Services	LTC	Benefits	Other	Eliminations	Totals
Major goods/services lines:
Pharmacy	$130,195	$64,179	$164	$—	$(29,693)	$164,845
Front Store	—	19,055	—	—	—	19,055
Premiums	3,361	—	4,819	4	—	8,184
Net investment income	13	—	45	602	—	660
Other	559	755	521	—	—	1,835
Total	$134,128	$83,989	$5,549	$606	$(29,693)	$194,579

Pharmacy Services distribution channel:
Mail choice (1)	$46,934
Pharmacy network (2)	83,261
Other	3,933
Total	$134,128

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(1)
Pharmacy Services mail choice is defined as claims filled at a Pharmacy Services mail facility, which includes specialty mail claims inclusive of Specialty Connect® claims picked up at a CVS Pharmacy retail store, as well as prescriptions filled at the Company’s retail pharmacies under the Maintenance Choice® program, which permits eligible client plan members to fill their maintenance prescriptions through mail order delivery or at a CVS Pharmacy retail store for the same price as mail order.

(2)
Pharmacy Services pharmacy network is defined as claims filled at retail and specialty retail pharmacies, including the Company’s retail pharmacies and LTC pharmacies, but excluding Maintenance Choice activity, which is included within the mail choice category.

Schedule of contract with customer assets and liabilities
The following table provides information about receivables and contract liabilities from contracts with customers as of December 31:

In millions	2018	2017
Trade receivables (included in accounts receivable, net)	$6,896	$7,895
Contract liabilities (included in accrued expenses)	67	53

During the year ended December 31, 2018, the contract liabilities balance includes increases related to customers’ earnings in ExtraBucks Rewards or issuances of Company gift cards and decreases for revenues recognized during the period as a result of the redemption of ExtraBucks Rewards or Company gift cards and breakage of Company gift cards. Below is a summary of such changes:

In millions
Balance at December 31, 2017	$53
Adoption of ASU 2014-09	17
Loyalty program earnings and gift card issuances	332
Redemption and breakage	(335)
Balance at December 31, 2018	$67

Schedule of variable interest entities
The total amount of other variable interest holder VIE assets included in long-term investments on the consolidated balance sheet at December 31, 2018 was as follows:

In millions
Hedge fund investments	$270
Private equity investments	524
Real estate partnerships	275
Total	$1,069

Schedule of discontinued operations
Results from discontinued operations were immaterial for the year ended December 31, 2018. Below is a summary of the results of discontinued operations for the years ended December 31, 2017 and 2016:

In millions	2017	2016
Loss from discontinued operations	$(13)	$(2)
Income tax benefit	5	1
Loss from discontinued operations, net of tax	$(8)	$(1)

Schedule of new accounting pronouncements
Revenue from Contracts with Customers
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606) (“Topic 606”). ASU 2014-09 outlines a single comprehensive model for companies to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. In March 2016, the FASB issued ASU 2016-08, Principal Versus Agent Considerations (Reporting Revenue Gross Versus Net) which amends the principal-versus-agent implementation guidance and in April 2016 the FASB issued ASU 2016-10, Identifying Performance Obligations and Licensing, which amends the guidance in those areas in the new revenue recognition standard.

The Company adopted the new standard as of January 1, 2018 using the modified retrospective method and applied the new standard to all contracts. Therefore, the comparative financial information has not been restated and continues to be reported under the accounting standards in effect for the applicable period. While the adoption of the new standard did not result in any material adjustments to the Company’s revenue or net income, one difference was identified between the previous accounting guidance and the new accounting guidance in RLS related to the accounting for the Company’s ExtraBucks® Rewards customer loyalty program. This program was previously accounted for under a cost deferral method, while under the new standard this program is accounted for under a revenue deferral method. The cumulative effect of applying the new guidance to all contracts was recorded as an adjustment to retained earnings as of the adoption date.

As a result of applying the modified retrospective method to adopt the new standard, the following adjustments were made to accounts on the consolidated balance sheet as of January 1, 2018:

	Impact of Change in Accounting Policy
	As Reported		Adjusted
In millions	December 31, 2017	Adjustments	January 1, 2018
Consolidated Balance Sheet:
Accrued expenses	$6,581	$17	$6,598
Deferred income taxes	2,996	(4)	2,992
Total liabilities	57,436	13	57,449
Retained earnings	43,556	(13)	43,543
Total CVS Health shareholders’ equity	37,691	(13)	37,678
Total shareholders’ equity	37,695	(13)	37,682

The following tables compare the reported consolidated balance sheet, statements of operations, and statement of cash flows amounts to the pro forma amounts had the previous revenue accounting guidance remained in effect:

	Impact of Change in Accounting Policy
	As Reported		Balances
	As of/For the		Without
	Year Ended		Adoption of
In millions	December 31, 2018	Adjustments	Topic 606
Consolidated Statement of Operations:
Revenues:
Products	$183,910	$3	$183,913
Total revenues	194,579	3	194,582
Operating costs:
Cost of products sold	156,447	2	156,449
Total operating costs	190,558	2	190,560
Operating income	4,021	1	4,022
Income before income tax provision	1,406	1	1,407
Income tax provision	2,002	—	2,002
Loss from continuing operations	(596)	1	(595)
Net loss	(596)	1	(595)
Net loss attributable to CVS Health	(594)	1	(593)

Consolidated Balance Sheet:
Accrued expenses	10,711	(18)	10,693
Total current liabilities	44,009	(18)	43,991
Deferred income taxes	7,677	4	7,681
Total liabilities	137,913	(14)	137,899
Retained earnings	40,911	14	40,925
Total CVS Health shareholders’ equity	58,225	14	58,239
Total shareholders’ equity	58,543	14	58,557

Consolidated Statement of Cash Flow:
Reconciliation of net loss to net cash provided by operating activities:
Net loss	(596)	1	(595)
Other liabilities	165	(1)	164

The following is a reconciliation of the effect on the relevant line items in the consolidated statement of cash flows for the years ended December 31, 2017 and 2016 as a result of adopting this new accounting guidance:

	As Previously
In millions	Reported	Adjustments	As Revised
Year Ended December 31, 2017
Acquisitions (net of cash acquired)	$(1,236)	$55	$(1,181)
Net cash used in investing activities	(2,932)	55	(2,877)
Net decrease in cash, cash equivalents and restricted cash (1)	(1,675)	55	(1,620)
Cash, cash equivalents and restricted cash at the beginning of the period (1)	3,371	149	3,520
Cash, cash equivalents and restricted cash at the end of the period (1)	1,696	204	1,900

Year Ended December 31, 2016
Acquisitions (net of cash acquired)	(524)	—	(524)
Net cash used in investing activities	(2,470)	—	(2,470)
Net decrease in cash, cash equivalents and restricted cash (1)	912	—	912
Cash, cash equivalents and restricted cash at the beginning of the period (1)	2,459	149	2,608
Cash, cash equivalents and restricted cash at the end of the period (1)	3,371	149	3,520

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(1)
Prior to the adoption of ASU 2016-18, these financial statement captions excluded restricted cash. The financial statement captions have been renamed to reflect the inclusion of restricted cash subsequent to the adoption of ASU 2016-18 on January 1, 2018.

Schedule of reconciliation of cash and cash equivalents
Statement of Cash Flows - Restricted Cash
In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows, which amends Accounting Standard Codification Topic 230. This ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, entities no longer are required to present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. When cash, cash equivalents, restricted cash and restricted cash equivalents are presented in more than one line item on the balance sheet, the new guidance requires a reconciliation of the totals in the statement of cash flows to the related captions in the balance sheet. Entities will also have to disclose the nature of their restricted cash and restricted cash equivalent balances. The guidance is required to be applied retrospectively. Effective January 1, 2018, the Company adopted this new accounting guidance.

The following is a reconciliation of cash and cash equivalents on the consolidated balance sheets as of December 31 to total cash, cash equivalents and restricted cash in the consolidated statements of cash flows:

In millions	2018	2017	2016
Cash and cash equivalents	$4,059	$1,696	$3,371
Restricted cash (included in other current assets)	6	14	—
Restricted cash (included in other assets)	230	190	149
Total cash, cash equivalents and restricted cash at the end of the period in the statement of cash flows	$4,295	$1,900	$3,520